Financial instruments-Fair values and risk management - Credit risk (Details) - customer	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of major customers [line items]
Percentage of total trade receivables	56.00%	46.00%
Overall expected loss rate	0.13%	0.80%
Largest customer
Disclosure of major customers [line items]
Percentage of total trade receivables	73.00%	69.00%
Five largest customers
Disclosure of major customers [line items]
Number of largest customers	5